Contingent liabilities and legal proceedings - Other cases in the Group (Details) € in Millions, £ in Millions, R in Millions				1 Months Ended		6 Months Ended
	Feb. 06, 2024	Jan. 09, 2019 EUR (€)	Jan. 09, 2019 ZAR (R)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 GBP (£)	Sep. 30, 2025 EUR (€)
Contingent liabilities and legal proceedings - Conti
Tax effect from change in tax rate						€ 185.0
Income taxes paid (refund)						€ 114.0
Kenneth Makate vs Vodacom (Pty) Limited
Contingent liabilities and legal proceedings - Conti
Amount of compensation offered but rejected		€ 2.3	R 47
Kenneth Makate vs Vodacom (Pty) Limited | Minimum
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	5.00%
Kenneth Makate vs Vodacom (Pty) Limited | Maximum
Contingent liabilities and legal proceedings - Conti
Percentage of damages paid to the total revenue	7.50%
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc | Vodafone Group Plc and Vodafone Limited [Member]
Contingent liabilities and legal proceedings - Conti
Loss contingency damages sought value				€ 1,600.0	£ 1,400
Mr Justin Gutmann v Vodafone Limited and Vodafone Group Plc | Hutchison 3G UK Limited [Member]
Contingent liabilities and legal proceedings - Conti
Loss contingency damages sought value				€ 578.0	£ 507